Finance Receivables - By Type (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 16,307	$ 15,514
Unearned finance charges and points and fees	(1,725)	(2,061)
Accrued finance charges	211	151
Deferred origination costs	116	82
Net finance receivables	14,909	13,686
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	16,173	15,360
Unearned finance charges and points and fees	(1,724)	(2,061)
Accrued finance charges	210	150
Deferred origination costs	116	82
Net finance receivables	14,775	13,531
Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	127	142
Unearned finance charges and points and fees		1
Accrued finance charges	1	1
Net finance receivables	128	144
Retail Sales Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	7	12
Unearned finance charges and points and fees	(1)	(1)
Net finance receivables	$ 6	$ 11